One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 10, 2025
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	T. Rowe Price Variable Annuity Account
1940 Act Registration Number: 811‑08724
1933 Act Registration Numbers: 033‑83238
CIK: 0000928971
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), T. Rowe Price Variable Annuity Account, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi‑annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi‑annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 22, 2025
T. Rowe Price Equity Series, Inc.	0000918294	August 21, 2025
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 21, 2025
T. Rowe Price International Series, Inc.	0000918292	August 21, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

ALISON POLLOCK

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company